Financial instruments (Details 33) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Line Items]
Current and non-current lease liabilities, beginning of year	$ 0
Adoption of IFRS 16	45,115
Monetary Principal 1 paid	(7,221)	$ 0	$ 0
Monetary Interest paid	(1,537)
Non- Monetary Interest accrued	1,535
Current and non-current lease liabilities, ending of year	37,897	0
Buildings [Member]
Financial instruments [Line Items]
Current and non-current lease liabilities, beginning of year	0
Adoption of IFRS 16	29,289
Monetary Principal 1 paid	(3,101)
Monetary Interest paid	(840)
Non- Monetary Interest accrued	838
Current and non-current lease liabilities, ending of year	26,186	0
Transport equipment [Member]
Financial instruments [Line Items]
Current and non-current lease liabilities, beginning of year	0
Adoption of IFRS 16	3,893
Monetary Principal 1 paid	(515)
Monetary Interest paid	(62)
Non- Monetary Interest accrued	66
Current and non-current lease liabilities, ending of year	3,382	0
Machinery [member]
Financial instruments [Line Items]
Current and non-current lease liabilities, beginning of year	0
Adoption of IFRS 16	11,933
Monetary Principal 1 paid	(3,605)
Monetary Interest paid	(635)
Non- Monetary Interest accrued	636
Current and non-current lease liabilities, ending of year	$ 8,329	$ 0